Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment
Summary of bank premises and equipment, by asset classification

	Estimated useful lives	2012	2011
		(Dollars in Thousands)
Bank buildings and improvements	5 - 40 years	$433,942	$390,875
Furniture, equipment and vehicles	1 - 20 years	258,222	266,547
Land		128,695	124,694
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7 - 27 years	562	614
Less: accumulated depreciation		(340,134)	(329,680)

Bank premises and equipment, net		$481,287	$453,050